EXHIBIT 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE

Dated as of November 22, 2023

Pursuant to Section 4.01(c)(ii) of the Recovery Property Servicing Agreement, dated as of May 10, 2022 (the “Servicing Agreement”), between, PACIFIC GAS AND ELECTRIC COMPANY, a California corporation, as Servicer (the “Servicer”), and PG&E Wildfire Recovery Funding LLC, as Issuer (the “Issuer”), the Servicer does hereby certify, for the December 1, 2023 Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Collection Periods: May 1, 2023 to October 31, 2023
Payment Date: December 1, 2023

1	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
Fixed Recovery Charge Remittances
	a.	Estimated Fixed Recovery Charges Remitted for May Collection Period [1]		$ 3,509,925.82
	b.	Estimated Fixed Recovery Charges Remitted for June Collection Period		$12,907,283.04
	c.	Estimated Fixed Recovery Charges Remitted for July Collection Period		$12,771,089.48
	d.	Estimated Fixed Recovery Charges Remitted for August Collection Period		$17,628,981.00
	e.	Estimated Fixed Recovery Charges Remitted for September Collection Period		$14,630,741.30
	f.	Estimated Fixed Recovery Charges Remitted for October Collection Period		$15,780,819.00
i.	Total Estimated Fixed Recovery Charge Remittances			$ 77,228,839.64
ii.		Investment Earnings on Collection Account
		iii.	Investment Earnings on Capital Subaccount	$462,384.02
		iv.	Investment Earnings on Excess Funds Subaccount	$926,349.09
		v.	Investment Earnings on General Subaccount	$1,930,979.81
vi.		General Subaccount Balance (sum of i and v above)		$ 79,159,819.45
vii.		Excess Funds Subaccount Balance as of Prior Payment Date		$4,291,796.63
viii.		Capital Subaccount Balance as of Prior Payment Date		$18,422,278.42
ix.		Collection Account Balance (sum of vi through vii above)		$ 83,451,616.08
2	Outstanding Amounts as of Prior Payment Date:
i.		Tranche A-1 Outstanding Amount		$ 475,896,548.00
ii.		Tranche A-2 Outstanding Amount		540,000,000.00
iii.		Tranche A-3 Outstanding Amount		360,000,000.00
iv.		Tranche A-4 Outstanding Amount		1,260,000,000.00
v.		Tranche A-5 Outstanding Amount		900,000,000.00
vi.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds			$ 3,535,896,548.00
3	Required Funding/Payments as of Current Payment Date:			$ 108,340,578.97

1 May 2023 total remittances equaled $15,679,114.85 out of which $12,169,189.03 was reported in the Semi-Annual Certificate filed in June 2023.

	Principal	Principal Due
i.	Tranche A-1	$ 31,325,718.00
ii.	Tranche A-2	-
iii.	Tranche A-3	-
iv.	Tranche A-4	-
v.	Tranche A-5	-
vi.	For all Tranches of Recovery Bonds:	$ 31,325,718.00

Interest Tranche Interest Rate Days in Interest Period[2]	Principal	Interest Due
v. Tranche A-1 3.594% 180 475,896,548.00		$ 8,551,860.97
vi. Tranche A-2 4.263% 180 540,000,000.00		11,510,100.00
vii. Tranche A-3 4.377% 180 360,000,000.00		7,878,600.00
vii. Tranche A-4 4.451% 180 1,260,000,000.00		28,041,300.00
vii. Tranche A-5 4.674% 180 900,000,000.00		21,033,000.00
viii. For all Tranches of Recovery Bonds:		$ 77,014,860.97
	Required Level	Funding Required
ix. Capital Subaccount	$ 18,000,000.00	$ -
4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture
i. Indenture Trustee Fees and Expenses; Indemnity Amounts[3]		$4,425.00
ii. Servicing Fee		$900,000.00
iii. Administration Fee		$50,000.00
iv. Other Ongoing Financing Costs Expenses		$63,281.40
v. Semi-Annual Interest (including any past-due for prior periods)		$77,014,860.97
vi. Return on PG&E Capital Contribution and any remittance of unpaid upfront financing costs		$ 403,380.00

Tranche		Per $1000 of Original Principal Amount	Aggregate
1	Tranche A-1 Interest Payment	$ 8,551.86	$ 8,551,860.97
2	Tranche A-2 Interest Payment	11,510.10	11,510,100.00
3	Tranche A-3 Interest Payment	7,878.60	7,878,600.00
4	Tranche A-4 Interest Payment	28,041.30	28,041,300.00
5	Tranche A-5 Interest Payment	$ 21,033.00	$ 21,033,000.00
	vii.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date	$ 3,535,896,548.00
	Tranche	Per $1000 of Original Principal Amount	Aggregate
1	Tranche A-1 Principal Payment	$ 31,325.72	$ 31,325,718.00
2	Tranche A-2 Principal Payment	-	-
3	Tranche A-3 Principal Payment	-	-
4	Tranche A-4 Principal Payment	-	-
5	Tranche A-5 Principal Payment	-	-
viii.	Semi-Annual Principal		31,325,718.00
2 On 30/360 day basis for initial payment date; otherwise use one-half of annual rate
3 Subject to $200,000 cap per annum

ix.	Deposit to Excess Funds Subaccount		0
x.	Released to Issuer upon Retirement of all Notes		-
xi.	Aggregate Remittances as of Current Payment Date		$ 77,228,839.64
	5.	Subaccount Withdrawals as of Current Payment (if applicable, pursuant to Section 8.02(e) of Indenture:
	i.	Excess Funds Subaccount	$30,601,845.92
	ii.	Capital Subaccount	-
	iii.	Total Withdrawals	$30,601,845.92
	6.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
	i.	Tranche A-1	$ 444,570,830.00
	ii.	Tranche A-2	540,000,000.00
	iii.	Tranche A-3	360,000,000.00
	iv.	Tranche A-4	1,260,000,000.00
	v.	Tranche A-5	900,000,000.00
	vi.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds:	$ 3,504,570,830.00
vii.		Excess Funds Subaccount Balance	$32,664,405.74
viii.		Capital Subaccount Balance	$18,884,662.44
	ix.	Aggregate Collection Account Balance	$ 51,549,068.18
7.		Shortfalls in Interest and Principal Payments as of Current Payment Date
	i.	Semi-annual Interest
		Tranche A-1 Interest Payment	$ -
		Tranche A-2 Interest Payment	-
		Tranche A-3 Interest Payment	-
		Tranche A-4 Interest Payment	-
		Tranche A-5 Interest Payment	-
	ii.	Semi-Annual Principal
		Tranche A-1 Principal Payment	-
		Tranche A-2 Principal Payment	-
		Tranche A-3 Principal Payment	-
		Tranche A-4 Principal Payment	-
		Tranche A-5 Principal Payment	-
8.	Shortfalls in Required Subaccount Levels as of Current Payment Date
	iii.	Capital Subaccount	$ -

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate as of the date first above written.

SERVICER:
PACIFIC GAS AND ELECTRIC COMPANY,
a California corporation
By:    /s/ MARGARET K. BECKER
Name: Margaret K Becker
Title: Vice President and Treasurer